Notes Payable	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
Notes Payable
(11) Notes Payable

The credit line amounting to RMB95,000 (US$13,817) granted by Bank of Weifang was secured by a pledge of plant and land use right. The credit line was used to purchase raw materials. The term of the credit line granted by Bank of Weifang is from July 2018 to July 2019. As of December 31, 2018, the amount of credit line granted by Bank of Weifang was all used.

As of December 31, 2018, Shandong Fuwei had banker’s acceptances opened with a maturity from three to six months totaling RMB48,000 (US$6,981) for payment in connection with raw materials on a total deposits of RMB38,000 (US$5,527) at Bank of Weifang, respectively.

Notes payable consisted of the following:

	December 31, 2018		December 31, 2017
Issuing bank	RMB	US$	RMB
SPD Bank	-	-	37,900
Bank of Weifang	48,000	6,981	30,000

	48,000	6,981	67,900